Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000264340 [Member]
Shareholder Report [Line Items]
Fund Name	BufferLABS US Equity Dynamic Buffer ETF
Class Name	BufferLABS US Equity Dynamic Buffer ETF
Trading Symbol	BFLB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the BufferLABS US Equity Dynamic Buffer ETF (the “Fund”) for the period of October 7, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://bflbetf.com/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bflbetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bflbetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.79%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.79%
Net Assets	$ 64,918,322
Holdings Count | holding	3
Advisory Fees Paid, Amount	$ 140,460
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$64,918,322	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	3	Advisory Fees Paid	$140,460
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
Purchased Options	100.8%
Written Options	(2.3)%
Cash and Cash Equivalents	1.5%

TOP HOLDINGS (as a % of Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $6.69	98.5%
SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $662.43	2.3%